Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model - Warrant Liabilities [Member]	Mar. 31, 2024	Dec. 31, 2023
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	10.72	10.58
Strike price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	11.5	11.5
Effective expiration date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	September 30, 2025	September 17, 2024
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	Immaterial	Immaterial%
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	4.75	4.34
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	0	0